IFRS 7 - Disclosure - Credit Risk - Summary of Securitization Exposures (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Disclosure of credit risk exposure [line items]
Credit exposure	$ 715,622	$ 672,495
Securitization exposures [member]
Disclosure of credit risk exposure [line items]
Credit exposure	13,661	14,174
Securitization exposures [member] | Internal Ratings Based [member]
Disclosure of credit risk exposure [line items]
Credit exposure	13,661	14,174
Securitization exposures [member] | Internal Ratings Based [member] | Equivalent external rating for S&P AAA to BBB- [member]
Disclosure of credit risk exposure [line items]
Credit exposure	11,394	11,196
Securitization exposures [member] | Internal Ratings Based [member] | Equivalent external rating for S&P BB+ To BB- [member]
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Securitization exposures [member] | Internal Ratings Based [member] | Equivalent external rating for S&P below BB- [member]
Disclosure of credit risk exposure [line items]
Credit exposure	0	13
Securitization exposures [member] | Internal Ratings Based [member] | Equivalent external rating for S&P unrated [member]
Disclosure of credit risk exposure [line items]
Credit exposure	$ 2,261	$ 2,960